UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-23084

Series Portfolios Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Ryan L. Roell, President
Series Portfolios Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
 (Name and address of agent for service)

(414) 765-6839
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2019

Date of reporting period: July 31, 2019

Item 1. Schedule of Investments.

Weiss Alternative Balanced Risk Fund
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2019

	Shares		Value
LONG COMMON STOCKS - 47.26%
Aerospace & Defense - 0.50%
Bombardier, Inc., Class B (a)(b)	56,332		$96,889
General Dynamics Corporation	324		60,245
Parsons Corporation (a)	1,040		38,178
Raytheon Company	880		160,415
TransDigm Group, Inc. (a)	32		15,534
United Technologies Corporation	687		91,783
			463,044
Air Freight & Logistics - 0.15%
Air Transport Services Group, Inc. (a)	349		8,135
FedEx Corporation (h)	645		109,992
United Parcel Service, Inc., Class B	161		19,235
XPO Logistics, Inc. (a)	80		5,398
			142,760
Airlines - 0.51%
Air Canada (a)(b)	972		33,443
American Airlines Group, Inc.	2,379		72,583
Deutsche Lufthansa AG - Reg (b)	13,770		218,228
Ryanair Holdings plc - SP ADR (a)(b)	2,366		147,000
			471,254
Auto Components - 0.11%
Dana, Inc.	6,237		104,220

Automobiles - 0.05%
Tesla, Inc. (a)	200		48,322

Banks - 0.86%
Bank of America Corporation	4,050		124,254
Chemical Financial Corporation	1,863		78,320
Citigroup, Inc.	4,080		290,333
First BanCorp (b)	4,025		43,309
JPMorgan Chase & Company	1,742		202,072
Popular, Inc. (b)	1,017		58,539
			796,827
Beverages - 0.25%
The Coca-Cola Company	2,351		123,733
Keurig Dr. Pepper, Inc.	3,703		104,203
			227,936
Biotechnology - 1.00%
AbbVie, Inc.	402		26,781
Aboena Therapeutics, Inc. (a)	81		210
ACADIA Pharmaceuticals, Inc. (a)	1,795		44,121
Acceleron Pharma, Inc. (a)	81		3,536
Adaptimmune Therapeutics plc - ADR (a)(b)	648		2,132
Albireo Pharma, Inc. (a)	567		14,680
Aldeyra Therapeutics, Inc. (a)	3,240		17,755
Alexion Pharmaceuticals, Inc. (a)	81		9,177
Argenx SE - ADR (a)(b)	616		86,523
ArQule, Inc. (a)	810		8,173
Autolus Therapeutics plc - ADR (a)(b)	810		12,490
BELLUS Health, Inc. (a)(b)	572		1,365
Biohaven Pharmaceutical Holding Company Ltd. (a)(b)	2,038		87,716
BioMarin Pharmaceutical, Inc. (a)	567		44,974
bluebird bio, Inc. (a)	24		3,150
Celgene Corporation (a)	81		7,441
Clovis Oncology, Inc. (a)	1,053		11,109
Dynavax Technologies Corporation (a)	729		2,012
Eiger BioPharmaceuticals, Inc. (a)	2,100		23,247
Epizyme, Inc. (a)	1,053		13,963
Exelixis, Inc. (a)	1,620		34,457
Fate Therapeutics, Inc. (a)	324		7,144
Fennec Pharmaceuticals, Inc. (a)(b)	405		1,895
Gilead Sciences, Inc.	130		8,518
Global Blood Therapeutics, Inc. (a)	241		13,207
Heron Therapeutics, Inc. (a)	162		2,825
Incyte Corporation (a)	552		46,876
Insmed, Inc. (a)	486		10,668
Intercept Pharmaceuticals, Inc. (a)	227		14,267
Ionis Pharmaceuticals, Inc. (a)	162		10,669
Iovance Biotherapeutics, Inc. (a)	160		3,934
KalVista Pharmaceuticals, Inc. (a)	875		14,516
Karyopharm Therapeutics, Inc. (a)	405		3,568
The Medicines Company (a)	322		11,540
Merus NV (a)(b)	486		7,655
Neon Therapeutics, Inc. (a)	178		509
Neurocrine Biosciences, Inc. (a)	972		93,691
ObsEva SA (a)(b)	373		3,353
Progenics Pharmaceuticals, Inc. (a)	795		4,277
Repligen Corporation (a)	233		21,993
Rigel Pharmaceuticals, Inc. (a)	8,262		18,837
Rocket Pharmaceuticals, Inc. (a)	270		3,289
Sage Therapeutics, Inc. (a)	16		2,565
Sangamo Therapeutics, Inc. (a)	486		5,837
Sarepta Therapeutics, Inc. (a)	81		12,057
Seattle Genetics, Inc. (a)	483		36,568
Stemline Therapeutics, Inc. (a)	81		1,075
Tyme Technologies, Inc. (a)	867		954
Vanda Pharmaceuticals, Inc. (a)	966		12,027
Vertex Pharmaceuticals, Inc. (a)	527		87,809
Voyager Therapeutics, Inc. (a)	162		3,566
			920,701
Building Products - 0.06%
Armstrong World Industries, Inc.	161		15,731
Fortune Brands Home & Security, Inc.	644		35,382
			51,113
Capital Markets - 0.98%
MLP SE (b)	4,853		24,128
Morgan Stanley	6,752		300,869
State Street Corporation	1,944		112,927
Virtu Financial, Inc., Class A	15,305		331,812
WisdomTree Investments, Inc.	21,735		134,757
			904,493
Chemicals - 0.06%
Axalta Coating Systems Ltd. (a)(b)	869		25,748
CF Industries Holdings, Inc.	324		16,057
RPM International, Inc.	161		10,921
Venator Materials plc (a)(b)	350		1,341
			54,067
Commercial Services & Supplies - 0.15%
Covanta Holding Corporation	5,720		98,498
Waste Management, Inc.	308		36,036
			134,534
Communications Equipment - 0.97%
Arista Networks, Inc. (a)	16		4,375
Calix, Inc. (a)	6,885		43,238
Ciena Corporation (a)	1,782		80,582
Cisco Systems, Inc.	2,427		134,456
CommScope Holding Company, Inc. (a)	4,800		68,544
F5 Networks, Inc. (a)	259		38,000
Infinera Corporation (a)	5,610		21,655
Juniper Networks, Inc.	5,790		156,446
Lumentum Holdings, Inc. (a)	1,610		91,174
NETGEAR, Inc. (a)	966		32,699
Nokia OYJ - ADR (b)	42,120		227,869
			899,038
Construction & Engineering - 0.05%
AECOM (a)	1,413		50,797

Construction Materials - 0.04%
Martin Marietta Materials, Inc.	75		18,581
Vulcan Materials Company	131		18,124
			36,705
Consumer Finance - 0.08%
Capital One Financial Corporation	810		74,860

Containers & Packaging - 0.02%
Berry Global Group, Inc. (a)	162		7,298
Graphic Packaging Holding Company	805		11,962
			19,260
Diversified Financial Services - 0.50%
Berkshire Hathaway, Inc., Class B (a)	2,228		457,698

Electric Utilities - 1.94%
Alliant Energy Corporation	2,240		110,970
American Electrical Power Company, Inc.	3,359		294,954
Edison International (h)	801		59,706
El Paso Electric Company	2,012		133,315
Entergy Corporation	1,888		199,411
Evergy, Inc.	5,313		321,383
Eversource Energy	800		60,688
Exelon Corporation	5,306		239,088
FirstEnergy Corporation	6,642		292,049
IDACORP, Inc.	800		81,648
			1,793,212
Electrical Equipment - 0.14%
ABB Ltd. - ADR (b)	810		15,228
AMETEK, Inc.	272		24,374
Bloom Energy Corporation, Class A (a)(h)	800		8,360
Eaton Corporation plc (b)	559		45,944
Siemens Gamesa Renewable Energy SA (b)	966		13,517
Vestas Wind Systems A/S (b)	242		19,859
			127,282
Electronic Equipment, Instruments & Components - 0.34%
Coherent, Inc. (a)	162		22,494
Flex Ltd. (a)(b)	8,050		89,758
II-VI, Inc. (a)	1,296		51,451
SYNNEX Corporation	1,530		150,766
			314,469
Entertainment - 1.05%
Activision Blizzard, Inc.	2,162		105,376
Electronic Arts, Inc. (a)	162		14,985
Netflix, Inc. (a)	56		18,087
Take-Two Interactive Software, Inc. (a)	2,184		267,584
The Walt Disney Company	2,878		411,583
World Wrestling Entertainment, Inc., Class A	972		70,742
Zynga, Inc., Class A (a)	12,198		77,823
			966,180
Food & Staples Retailing - 0.09%
BJ's Wholesale Club Holdings, Inc. (a)	3,703		87,243

Food Products - 1.33%
Bunge Ltd. (b)	101		5,901
Cal-Maine Foods, Inc.	644		25,612
General Mills, Inc.	3,418		181,530
The Hershey Company	1,498		227,307
Hostess Brands, Inc. (a)	4,427		62,509
Mondelez International, Inc., Class A	6,938		371,114
Nestle SA (b)	1,119		118,712
Nomad Foods Ltd. (a)(b)	6,440		143,419
Pilgrim's Pride Corporation (a)	972		26,302
The Simply Good Foods Company (a)	2,415		65,760
			1,228,166
Health Care Equipment & Supplies - 0.43%
ABIOMED, Inc. (a)	178		49,584
AtriCure, Inc. (a)	162		5,197
Avedro, Inc. (a)	405		7,476
Boston Scientific Corporation (a)	1,053		44,710
Cardiovascular Systems, Inc. (a)	162		7,424
DexCom, Inc. (a)(h)	666		104,475
Edwards Lifesciences Corporation (a)	162		34,482
GenMark Diagnostics, Inc. (a)	1,782		11,155
IDEXX Laboratories, Inc. (a)	16		4,513
Intuitive Surgical, Inc. (a)	32		16,624
iRhythm Technologies, Inc. (a)	243		20,203
Silk Road Medical, Inc. (a)	96		4,156
STAAR Surgical Company (a)(h)	322		9,438
Tactile Systems Technology, Inc. (a)	113		6,525
Tandem Diabetes Care, Inc. (a)	290		18,395
Valeritas Holdings, Inc. (a)	102		292
ViewRay, Inc. (a)	810		7,258
Wright Medical Group NV (a)(b)	1,620		46,753
			398,660
Health Care Providers & Services - 0.15%
Anthem, Inc.	193		56,860
Centene Corporation (a)	486		25,316
CVS Health Corporation	81		4,525
Humana, Inc.	162		48,074
Owens & Minor, Inc.	324		878
			135,653
Health Care Technology - 0.00%
Livongo Health, Inc. (a)	64		2,832

Hotels, Restaurants & Leisure - 1.50%
BJ's Restaurants, Inc.	1,453		57,684
Carnival Corporation (b)	1,350		63,761
Eldorado Resorts, Inc. (a)	551		24,861
Extended Stay America, Inc.	12,150		203,148
Hilton Worldwide Holdings, Inc. (h)	926		89,405
Jack in the Box, Inc.	1,393		100,059
Las Vegas Sands Corporation	2,423		146,446
Norwegian Cruise Line Holdings Ltd. (a)(b)	2,754		136,158
Papa John's International, Inc.	4,987		221,523
Red Rock Resorts, Inc., Class A	2,451		51,079
Royal Caribbean Cruises Ltd. (b)	2,495		290,268
			1,384,392
Household Durables - 0.11%
KB Home	486		12,767
NVR, Inc. (a)	13		43,474
Roku, Inc. (a)	242		25,006
William Lyon Homes, Class A (a)	1,215		23,863
			105,110
Household Products - 0.49%
Colgate-Palmolive Company	1,766		126,693
The Procter & Gamble Company	2,769		326,853
			453,546
Independent Power and Renewable Electricity Producers - 0.23%
NRG Energy, Inc.	3,597		122,801
Vistra Energy Corporation	4,160		89,274
			212,075
Industrial Conglomerates - 0.11%
General Electric Company	289		3,020
Honeywell International, Inc.	455		78,469
Roper Technologies, Inc.	46		16,728
			98,217
Insurance - 1.59%
American Financial Group, Inc.	2,656		271,921
American International Group, Inc.	1,458		81,633
Argo Group International Holdings Ltd.(b)	874		59,817
Axis Capital Holdings Ltd. (b)	3,361		213,995
Fairfax Financial Holdings Ltd. (b)	1,201		556,411
The Progressive Corporation (h)	1,610		130,378
Willis Towers Watson plc (b)	810		158,128
			1,472,283
Interactive Media & Services - 0.38%
Alphabet, Inc., Class A (a)	130		158,366
EverQuote, Inc., Class A (a)	82		1,220
Facebook, Inc., Class A (a)	644		125,084
Twitter, Inc. (a)	1,610		68,119
			352,789
Internet & Direct Marketing Retail - 0.13%
Amazon.com, Inc. (a)	32		59,737
eBay, Inc.	1,215		50,046
Revolve Group, Inc. (a)	243		8,376
			118,159
IT Services - 1.17%
Conduent, Inc. (a)	3,360		30,576
DXC Technology Company	7,275		405,727
International Business Machines Corporation	563		83,459
LiveRamp Holdings, Inc. (a)	3,622		190,843
Okta, Inc. (a)	320		41,866
Paychex, Inc.	486		40,362
PayPal Holdings, Inc. (a)	1,215		134,136
Repay Holdings Corporation (a)	6,502		75,553
Science Applications International Corporation	908		77,516
			1,080,038
Leisure Products - 0.00%
Old PSG Wind-Down Ltd. (a)(b)(c)	2,127		865

Life Sciences Tools & Services - 0.04%
Adaptive Biotechnologies Corporation (a)	56		2,159
Fluidigm Corporation (a)	1,782		20,939
NanoString Technologies, Inc. (a)	405		13,308
Pacific Biosciences of California, Inc. (a)	966		5,216
			41,622
Machinery - 0.30%
AGCO Corporation	275		21,175
Deere & Company	446		73,880
Dover Corporation	616		59,660
Harsco Corporation (a)	405		9,501
Illinois Tool Works, Inc.	292		45,035
Ingersoll-Rand plc (b)	281		34,748
Rexnord Corporation (a)	1,110		32,512
			276,511
Marine - 0.01%
Eagle Bulk Shipping, Inc. (a)(b)	1,397		6,468

Media - 0.64%
Altice USA, Inc., Class A (a)	1,208		31,178
CBS Corporation, Class B	4,050		208,616
comScore, Inc. (a)	24,182		79,801
Gray Television, Inc. (a)	2,415		42,866
The Interpublic Group of Companies, Inc.	1,458		33,417
Nexstar Media Group, Inc., Class A	242		24,628
Sinclair Broadcast Group, Inc., Class A	3,318		166,730
			587,236
Metals & Mining - 0.06%
Allegheny Technologies, Inc. (a)	644		14,020
Freeport-McMoRan, Inc.	3,726		41,209
			55,229
Multiline Retail - 0.10%
Dollar General Corporation	402		53,876
Target Corporation	440		38,016
			91,892
Multi-Utilities - 1.24%
Ameren Corporation	1,739		131,625
CenterPoint Energy, Inc.	9,963		289,027
CMS Energy Corporation	5,360		312,059
Dominion Resources, Inc. (h)	4,520		335,791
NiSource, Inc.	1,863		55,312
RWE AG (b)	650		17,562
			1,141,376
Oil, Gas & Consumable Fuels - 3.18%
Anadarko Petroleum Corporation	800		58,928
BP plc - ADR (b)	1,650		65,571
Callon Petroleum Company (a)	18,354		90,302
Centennial Resource Development, Inc., Class A (a)	6,804		40,484
Concho Resources, Inc.	935		91,331
ConocoPhillips	6,615		390,814
CONSOL Energy, Inc. (a)	420		9,026
Diamondback Energy, Inc.	3,423		354,041
Energy Transfer LP	3,342		48,058
Enterprise Products Partners LP	743		22,372
EOG Resources, Inc.	5,282		453,460
GasLog Ltd. (b)	1,409		20,064
Golar LNG Ltd. (b)	275		4,658
Kinder Morgan, Inc. (h)	2,227		45,921
Marathon Oil Corporation	17,894		251,769
Northern Oil and Gas, Inc. (a)	13,700		22,194
Parsley Energy, Inc., Class A (a)	2,834		47,016
PDC Energy, Inc. (a)	2,093		60,132
Peabody Energy Corporation	393		8,277
Pioneer Natural Resources Company	2,535		349,931
Plains All American Pipeline LP (h)	2,736		65,062
SM Energy Company	2,592		25,842
Western Midstream Partners LP	826		22,302
The Williams Companies. Inc. (h)	6,632		163,412
WPX Energy, Inc. (a)	21,603		225,535
			2,936,502
Paper & Forest Products - 0.04%
Louisiana-Pacific Corporation	1,390		36,335

Personal Products - 0.02%
e.l.f. Beauty, Inc. (a)	960		15,926

Pharmaceuticals - 0.33%
Acasti Pharma, Inc. (a)(b)	653		1,574
Aerie Pharmaceuticals, Inc. (a)	322		6,978
Alimera Sciences, Inc. (a)	1,361		667
Allergan plc (b)	242		38,841
AstraZeneca plc - ADR (b)	1,771		76,879
Bristol Myers-Squibb Company	966		42,900
Cymabay Therapeutics, Inc. (a)	1,046		6,464
GW Pharmaceuticals plc - ADR (a)(b)	194		31,486
Horizon Therapeutics plc (a)(b)	275		6,845
Intersect ENT, Inc. (a)	160		3,163
Intra-Cellular Therapies, Inc. (a)	161		1,344
Merck & Company, Inc.	324		26,889
MyoKardia, Inc. (a)	324		17,635
Newron Pharmaceuticals SpA (a)(b)	486		2,956
Novartis AG - ADR (b)	324		29,672
Paratek Pharmaceuticals, Inc. (a)	713		2,303
TherapeuticsMD, Inc. (a)	2,147		4,616
Urovant Sciences Ltd. (a)(b)	405		3,495
			304,707
Professional Services - 0.01%
WageWorks, Inc. (a)(h)	162		8,290

Real Estate Investment Trusts (REITs) - 18.07%
Acadia Realty Trust	15,883		445,836
American Assets Trust, Inc.	19,104		886,426
Americold Realty Trust	24,150		809,749
AvalonBay Communities, Inc.	3,577		746,842
Boston Properties, Inc.	1,854		246,489
Columbia Property Trust, Inc.	10,508		230,440
Cousins Properties, Inc.	14,872		523,197
Douglas Emmett, Inc.	7,341		299,660
Duke Realty Corporation	17,645		588,108
EastGroup Properties, Inc.	5,164		622,159
Equity LifeStyle Properties, Inc.	2,376		295,218
Equity Residential	5,837		460,481
Essex Property Trust, Inc.	483		145,972
Four Corners Property Trust, Inc.	14,839		399,763
Healthcare Trust of America, Inc., Class A	27,674		745,261
Hudson Pacific Properties, Inc.	11,639		410,857
Invitation Homes, Inc.	5,011		137,652
Kilroy Realty Corporation	5,833		463,490
Life Storage, Inc.	2,705		263,710
National Health Investors, Inc.	7,369		584,951
Outfront Media, Inc.	6,132		166,668
Park Hotels & Resorts, Inc.	616		16,269
Retail Opportunity Investments Corporation	26,141		474,198
Rexford Industrial Realty, Inc.	6,939		287,275
RPT Realty	12,366		151,483
Sabra Health Care REIT, Inc.	30,989		639,613
SITE Centers Corporation	51,141		728,759
Spirit Realty Capital, Inc.	16,497		727,848
UDR, Inc.	10,886		501,409
Ventas, Inc.	6,091		409,863
VICI Properties, Inc.	97,319		2,076,787
Weingarten Realty Investors	41,135		1,148,078
Weyerhaeuser Company	2,373		60,298
			16,694,809
Road & Rail - 1.14%
Canadian National Railway Company (b)	1,481		140,118
Celadon Group, Inc. (a)	1,787		2,305
Covenant Transportation Group, Inc., Class A (a)	3,305		55,689
CSX Corporation	970		68,288
Heartland Express, Inc.	210		4,166
Knight-Swift Transportation Holdings, Inc.	402		14,408
Lyft, Inc., Class A (a)	405		24,652
Norfolk Southern Corporation	2,231		426,389
Ryder System, Inc.	283		15,073
Schneider National, Inc., Class B	2,898		55,931
TFI International, Inc. (a)(b)	486		15,374
Uber Technologies, Inc. (a)	3,017		127,136
Union Pacific Corporation	569		102,392
			1,051,921
Semiconductors & Semiconductor Equipment - 1.32%
Ambarella, Inc. (a)(b)	1,208		60,340
Analog Devices, Inc.	891		104,657
Applied Materials, Inc.	1,288		63,589
ASML Holding NV - Reg (b)	364		81,103
Broadcom, Inc.	121		35,089
Infineon Technologies AG (b)	3,215		59,549
Lam Research Corporation	297		61,957
MACOM Technology Solutions Holdings, Inc. (a)	5,600		109,872
Marvell Technology Group Ltd. (b)	3,078		80,828
Microchip Technology, Inc.	400		37,768
Micron Technology, Inc. (a)	4,293		192,713
MKS Instruments, Inc.	405		34,478
Monolithic Power Systems, Inc.	811		120,158
NXP Semiconductors NV (b)	486		50,247
QUALCOMM, Inc.	646		47,261
Skyworks Solutions, Inc.	404		34,453
Xilinx, Inc.	162		18,502
Xperi Corporation	1,458		31,128
			1,223,692
Software - 2.26%
Adobe, Inc. (a)	203		60,669
Alteryx, Inc., Class A (a)	209		24,566
Autodesk, Inc. (a)	161		25,143
Bottomline Technologies DE, Inc. (a)	4,830		203,295
Carbon Black, Inc. (a)	8,840		164,512
CommVault Systems, Inc. (a)	567		25,764
Cornerstone OnDemand, Inc. (a)	486		28,771
Crowdstrike Holdings, Inc., Class A (a)	567		50,503
CyberArk Software Ltd. (a)(b)	137		19,027
Fortinet, Inc. (a)	1,771		142,229
J2 Global, Inc.	483		43,030
Microsoft Corporation	2,592		353,212
Mimecast Ltd. (a)(b)	405		19,278
Monotype Imaging Holdings, Inc.	805		16,076
Nutanix, Inc., Class A (a)	483		10,964
Palo Alto Networks, Inc. (a)	161		36,473
Paylocity Holding Corporation (a)	604		61,662
Pivotal Software, Inc., Class A (a)	4,455		42,233
Proofpoint, Inc. (a)	32		4,038
RingCentral, Inc., Class A (a)	202		28,680
salesforce.com, Inc. (a)	121		18,694
ServiceNow, Inc. (a)(h)	322		89,320
SS&C Technologies Holdings, Inc. (h)	4,966		238,120
Symantec Corporation	2,817		60,735
TiVo Corporation	4,025		30,510
Tufin Software Technologies Ltd. (a)(b)	480		10,478
VMware, Inc., Class A (a)	161		28,093
Workday, Inc., Class A (a)	502		100,390
Yext, Inc. (a)	2,737		56,957
Zendesk, Inc. (a)	1,094		91,415
Zoom Video Communications, Inc., Class A (a)	49		4,680
			2,089,517
Special Purpose Acquisition Vehicle - 0.33%
Tiberius Acquisition Corporation (a)	29,450		309,225

Specialty Retail - 0.01%
Floor & Decor Holdings, Inc., Class A (a)	243		9,513

Technology Hardware, Storage & Peripherals - 0.13%
Apple, Inc. (h)	562		119,728

Thrifts & Mortgage Finance - 0.32%
Essent Group Ltd. (a)(b)	2,812		129,802
MGIC Investment Corporation	12,561		161,409
			291,211
Trading Companies & Distributors - 0.16%
Air Lease Corporation	397		16,591
Fastenal Company	886		27,289
HD Supply Holdings, Inc. (a)	405		16,406
United Rentals, Inc. (a)	465		58,846
W.W. Grainger, Inc.	106		30,849
			149,981
Water Utilities - 0.03%
California Water Service Group	507		27,069

Total Long Common Stocks
(Cost $43,619,731)			43,657,560

LONG CONVERTIBLE PREFERRED STOCKS - 0.14%
Electric Utilities - 0.05%
American Electric Power Company, Inc.	890		48,487
6.125%, 3/15/2022

Multi-Utilities - 0.05%
Dominion Energy, Inc.	486		48,838
7.250%, 6/1/2022

Water Utilities - 0.04%
Aqua America, Inc.	564		32,250
6.000%, 4/30/2022

Total Long Convertible Preferred Stocks
(Cost $125,290)			129,575

LONG EXCHANGE TRADED FUNDS - 45.64%
Consumer Discretionary Select Sector SPDR Fund	640		77,261
Energy Select Sector SPDR Fund	162		10,157
Health Care Select Sector SPDR Fund	76		6,927
Industrial Select Sector SPDR Fund	1,641		127,702
Invesco QQQ Trust Series 1 (h)	477		91,155
Invesco S&P 500 Equal Weight ETF (g)	49,964		5,431,586
iShares 20+ Year Treasury Bond ETF	2,090		277,740
iShares 7-10 Year Treasury Bond ETF	1,487		163,377
iShares iBoxx $ High Yield Corporate Bond ETF (g)	199,419		17,335,494
iShares iBoxx $ Investment Grade Corporate Bond ETF (g)	139,345		17,324,764
iShares MSCI Germany Index Fund ETF	16,728		448,645
iShares Russell 2000 ETF	1,539		240,946
iShares U.S. Home Construction ETF	680		26,452
SPDR S&P 500 ETF Trust	1,022		303,973
SPDR S&P MidCap 400 ETF Trust	631		225,847
SPDR S&P Retail ETF	830		35,350
United States Natural Gas Fund LP (a)	496		9,642
United States Oil Fund LP (a)	1,817		21,877
Total Long Exchange Traded Funds			42,158,895
(Cost $40,811,978)

LONG WARRANTS - 0.00%
Valeritas Holdings, Inc. (a)(b)(c)	1,688		–
Valeritas Holdings, Inc. (a)(b)(c)	1,688		–
Total Long Warrants			–
(Cost $34)

PURCHASED OPTIONS - 0.22%	Contracts (d)	Notional Amount
Purchased Call Options - 0.08%
3M Company
Expiration: August 2019, Exercise Price: $185.00	3	$52,416	9
American Airlines Group, Inc.
Expiration: August 2019, Exercise Price: $33.00	5	15,255	2
American International Group, Inc.
Expiration: August 2019, Exercise Price: $57.50	32	179,168	3,008
Expiration: September 2019, Exercise Price: $60.00	81	453,519	4,779
Arista Networks, Inc.
Expiration: August 2019, Exercise Price: $285.00	3	82,035	2,100
ArQule, Inc.
Expiration: August 2019, Exercise Price: $12.50	1	1,009	7
Assured Guaranty Ltd. (b)
Expiration: August 2019, Exercise Price: $45.00	49	214,081	2,107
AXA Equitable Holdings, Inc.
Expiration: September 2019, Exercise Price: $25.00	27	60,696	540
Ball Corporation
Expiration: August 2019, Exercise Price: $75.00	3	21,444	150
Berkshire Hathaway, Inc., Class B
Expiration: September 2019, Exercise Price: $220.00	40	821,720	3,380
Caterpillar, Inc.
Expiration: August 2019, Exercise Price: $134.00	2	26,334	64
CBOE Global Markets, Inc.
Expiration: August 2019, Exercise Price: $20.00	40	55,320	2,700
Expiration: August 2019, Exercise Price: $25.00	21	29,043	735
Citigroup, Inc.
Expiration: August 2019, Exercise Price: $72.50	35	249,060	1,820
Expiration: September 2019, Exercise Price: $75.00	81	576,396	5,022
comScore, Inc.
Expiration: January 2020, Exercise Price: $5.00	8	2,640	420
Conduent, Inc.
Expiration: October 2019, Exercise Price: $10.00	8	7,280	500
Cytokinetics, Inc.
Expiration: September 2019, Exercise Price: $13.00	1	1,219	90
Dana, Inc.
Expiration: August 2019, Exercise Price: $19.00	1	1,671	5
E*TRADE Financial Corporation
Expiration: August 2019, Exercise Price: $50.00	9	43,911	405
Expiration: September 2019, Exercise Price: $55.00	1	4,879	15
Encana Corporation (b)
Expiration: August 2019, Exercise Price: $6.00	82	37,474	205
Enterprise Products Partners LP
Expiration: August 2019, Exercise Price: $30.50	25	75,275	187
Exelon Corporation
Expiration: September 2019, Exercise Price: $48.00	49	220,794	1,837
Expiration: October 2019, Exercise Price: $48.00	49	220,794	2,450
FedEx Corporation
Expiration: August 2019, Exercise Price: $177.50	5	85,265	837
Financial Select Sector SPDR Fund
Expiration: August 2019, Exercise Price: $29.00	221	624,325	1,658
Fortinet, Inc.
Expiration: August 2019, Exercise Price: $85.00	6	48,186	876
Golar LNG Ltd. (b)
Expiration: December 2019, Exercise Price: $22.50	32	54,208	1,520
Illinois Tool Works, Inc.
Expiration: August 2019, Exercise Price: $162.50	8	123,384	100
Intra-Cellular Therapies, Inc.
Expiration: August 2019, Exercise Price: $10.00	1	835	22
Expiration: August 2019, Exercise Price: $12.50	1	835	3
Expiration: August 2019, Exercise Price: $22.50	3	2,505	8
Expiration: October 2019, Exercise Price: $10.00	2	1,670	195
Invesco DB Agriculture Fund
Expiration: October 2019, Exercise Price: $18.00	25	39,850	125
JPMorgan Chase & Company
Expiration: September 2019, Exercise Price: $120.00	40	464,000	4,640
Marathon Petroleum Corporation
Expiration: October 2019, Exercise Price: $55.00	17	95,863	7,395
Mohawk Industries, Inc.
Expiration: August 2019, Exercise Price: $165.00	3	37,407	8
Morgan Stanley
Expiration: August 2019, Exercise Price: $45.00	32	142,592	1,936
Expiration: August 2019, Exercise Price: $48.00	81	360,936	365
Noble Energy, Inc.
Expiration: August 2019, Exercise Price: $30.00	74	163,392	185
Packaging Corporation of America
Expiration: August 2019, Exercise Price: $110.00	2	20,194	35
The Progressive Corporation
Expiration: September 2019, Exercise Price: $85.00	40	323,920	3,600
QUALCOMM, Inc.
Expiration: August 2019, Exercise Price: $77.50	24	175,584	2,376
Rio Tinto plc (b)
Expiration: August 2019, Exercise Price: $60.00	8	45,664	200
Sinclair Broadcast Group, Inc.
Expiration: August 2019, Exercise Price: $55.00	4	20,100	380
SPDR S&P 500 ETF Trust
Expiration: August 2019, Exercise Price: $303.00	8	237,944	92
SPDR S&P Oil & Gas Exploration & Production ETF
Expiration: August 2019, Exercise Price: $26.00	32	80,176	1,120
SS&C Technologies Holdings, Inc.
Expiration: September 2019, Exercise Price: $50.00	40	191,800	4,600
Symantec Corporation
Expiration: August 2019, Exercise Price: $23.00	4	8,624	158
Targa Resources Corporation
Expiration: August 2019, Exercise Price: $41.00	9	35,019	382
Expiration: October 2019, Exercise Price: $41.00	33	128,403	5,033
Tellurian, Inc.
Expiration: August 2019, Exercise Price: $7.50	18	11,106	180
Expiration: January 2020, Exercise Price: $12.50	32	19,744	640
TG Therapeutics, Inc.
Expiration: August 2019, Exercise Price: $9.00	1	749	5
Thor Industries, Inc.
Expiration: August 2019, Exercise Price: $60.00	1	5,960	180
United States Oil Fund LP
Expiration: August 2019, Exercise Price: $11.50	18	21,672	990
Vistra Energy Corporation
Expiration: September 2019, Exercise Price: $24.00	48	103,008	600
WisdomTree Investments, Inc.
Expiration: September 2019, Exercise Price: $7.00	379	234,980	4,738
Total Purchased Call Options			77,719
(Cost $118,123)

Purchased Put Options - 0.14%
3M Company
Expiration: October 2019, Exercise Price: $160.00	7	122,304	1,540
Archer Daniels Midland Company
Expiration: August 2019, Exercise Price: $40.00	13	53,404	351
Ball Corporation
Expiration: August 2019, Exercise Price: $65.00	5	35,740	112
The Blackstone Group, Inc.
Expiration: August 2019, Exercise Price: $46.00	27	129,546	769
Expiration: August 2019, Exercise Price: $48.00	41	196,718	3,752
The Boeing Company
Expiration: September 2019, Exercise Price: $320.00	8	272,944	4,360
Chubb Ltd. (b)
Expiration: August 2019, Exercise Price: $145.00	13	198,692	292
Cognex Corporation
Expiration: August 2019, Exercise Price: $40.00	8	35,208	140
Concho Resources, Inc.
Expiration: September 2019, Exercise Price: $95.00	1	9,768	400
Consumer Staples Select Sector SPDR Fund
Expiration: August 2019, Exercise Price: $58.50	49	291,207	2,132
Cornerstone OnDemand, Inc.
Expiration: August 2019, Exercise Price: $57.50	5	29,600	500
DexCom, Inc.
Expiration: August 2019, Exercise Price: $150.00	1	15,687	560
Expiration: September 2019, Exercise Price: $130.00	1	15,687	250
Diamondback Energy, Inc.
Expiration: September 2019, Exercise Price: $100.00	1	10,343	395
EOG Resources, Inc.
Expiration: August 2019, Exercise Price: $86.00	14	120,190	2,912
Fiserv, Inc.
Expiration: September 2019, Exercise Price: $100.00	23	242,489	2,967
Frontline Ltd.
Expiration: August 2019, Exercise Price: $7.00	16	11,792	240
GameStop Corporation
Expiration: January 2020, Exercise Price: $4.00	8	3,216	608
Hess Corporation
Expiration: August 2019, Exercise Price: $58.00	19	123,196	408
Expiration: September 2019, Exercise Price: $55.00	3	19,452	182
Hilton Worldwide Holdings, Inc.
Expiration: August 2019, Exercise Price: $92.50	5	48,275	212
Ingersoll-Rand plc (b)
Expiration: August 2019, Exercise Price: $120.00	8	98,928	660
Invesco QQQ Trust Series 1
Expiration: August 2019, Exercise Price: $190.00	12	229,320	1,242
Expiration: September 2019, Exercise Price: $185.00	16	305,760	4,456
Invesco S&P 500 Low Volatility ETF
Expiration: August 2019, Exercise Price: $56.00	80	444,320	6,200
Expiration: September 2019, Exercise Price: $51.00	4	22,216	80
iShares 20+ Year Treasury Bond ETF
Expiration: August 2019, Exercise Price: $131.00	26	345,514	247
Expiration: August 2019, Exercise Price: $131.50	24	318,936	384
iShares Russell 2000 ETF
Expiration: September 2019, Exercise Price: $150.00	49	767,144	8,550
iShares U.S. Real Estate ETF
Expiration: August 2019, Exercise Price: $87.00	32	286,048	1,296
Expiration: August 2019, Exercise Price: $88.00	12	107,268	732
Expiration: August 2019, Exercise Price: $89.00	7	62,573	641
Johnson Controls International plc (b)
Expiration: August 2019, Exercise Price: $40.00	6	25,464	45
JPMorgan Alerian MLP Index ETN
Expiration: August 2019, Exercise Price: $25.50	40	99,880	10,000
Marriott International, Inc.
Expiration: October 2019, Exercise Price: $130.00	5	69,530	1,500
Mastercard, Inc.
Expiration: August 2019, Exercise Price: $265.00	19	517,313	3,791
MetLife, Inc.
Expiration: August 2019, Exercise Price: $45.00	40	197,680	680
Parker-Hannifin Corporation
Expiration: August 2019, Exercise Price: $175.00	2	35,016	840
Pioneer Natural Resources Company
Expiration: September 2019, Exercise Price: $130.00	1	13,804	370
QUALCOMM, Inc.
Expiration: August 2019, Exercise Price: $72.00	4	29,264	796
Raytheon Company
Expiration: August 2019, Exercise Price: $180.00	8	145,832	1,732
Royal Caribbean Cruises Ltd. (b)
Expiration: August 2019, Exercise Price: $109.00	2	23,268	103
Shopify, Inc. (b)
Expiration: August 2019, Exercise Price: $300.00	2	63,576	980
SPDR S&P 500 ETF Trust
Expiration: August 2019, Exercise Price: $290.00	16	475,888	2,448
SPDR S&P Oil & Gas Exploration & Production ETF
Expiration: August 2019, Exercise Price: $23.50	37	92,611	370
Expiration: August 2019, Exercise Price: $24.50	113	282,839	6,554
Expiration: August 2019, Exercise Price: $25.00	178	445,534	14,062
Expiration: August 2019, Exercise Price: $25.50	162	405,486	13,770
Expiration: September 2019, Exercise Price: $25.00	70	175,210	7,945
SPDR S&P Regional Banking ETF
Expiration: August 2019, Exercise Price: $52.00	48	264,672	1,128
Square, Inc.
Expiration: September 2019, Exercise Price: $75.00	5	40,205	1,398
STAAR Surgical Company
Expiration: August 2019, Exercise Price: $30.00	1	2,931	238
United Parcel Service, Inc.
Expiration: August 2019, Exercise Price: $102.00	8	95,576	20
Utilities Select Sector SPDR Fund
Expiration: August 2019, Exercise Price: $59.50	49	291,795	1,078
Visa, Inc.
Expiration: August 2019, Exercise Price: $170.00	40	712,000	2,260
Expiration: August 2019, Exercise Price: $175.00	32	569,600	4,768
Whiting Petroleum Corporation
Expiration: August 2019, Exercise Price: $18.00	49	86,632	5,929
The Williams Companies. Inc.
Expiration: August 2019, Exercise Price: $25.00	36	88,704	1,998
Total Purchased Put Options			132,373
(Cost $137,410)

Total Purchased Options
(Cost $255,533)			210,092

	Shares
MONEY MARKET FUND - 3.08%
Fidelity Investments Money Market Funds Government Portfolio, Institutional Share Class, 2.19% (e)(g)
Total Money Market Fund
(Cost $2,844,859)	2,844,859		2,844,859
Total Long Investments
(Cost $87,657,425) - 96.34%			$89,000,981

SECURITIES SOLD SHORT (f) - (43.22)%
SHORT COMMON STOCKS - (36.31)%
Aerospace & Defense - (0.23)%
Huntington Ingalls Industries, Inc.	(49)	(11,187)
Lockheed Martin Corporation	(138)	(49,979)
Northrop Grumman Corporation	(177)	(61,166)
Spirit AeroSystems Holdings, Inc., Class A	(964)	(74,074)
Textron, Inc.	(324)	(15,973)
		(212,379)
Air Freight & Logistics - (0.35)%
C.H. Robinson Worldwide, Inc.	(332)	(27,799)
Expeditors International of Washington, Inc.	(2,106)	(160,793)
Hub Group, Inc., Class A	(1,620)	(73,467)
United Parcel Service, Inc., Class B	(507)	(60,571)
		(322,630)
Airlines - (0.48)%
Delta Air Lines, Inc.	(4,941)	(301,599)
Hawaiian Holdings, Inc.	(486)	(12,631)
JetBlue Airways Corporation	(2,187)	(42,056)
United Airlines Holdings, Inc.	(924)	(84,925)
WestJet Airlines Ltd. (b)	(264)	(6,153)
		(447,364)
Auto Components - (0.07)%
American Axle & Manufacturing Holdings, Inc.	(820)	(9,898)
Aptiv plc (b)	(162)	(14,199)
Autoliv, Inc.	(322)	(23,232)
Gentex Corporation	(120)	(3,290)
Visteon Corporation	(162)	(10,673)
		(61,292)
Automobiles - (0.05)%
Tesla, Inc.	(200)	(48,322)

Banks - (1.21)%
Bank of America Corporation	(8,050)	(246,974)
Bank of Montreal (b)	(1,232)	(92,227)
BB&T Corporation	(1,620)	(83,478)
The PNC Financial Services Group, Inc.	(2,101)	(300,233)
Royal Bank of Canada (b)	(870)	(68,701)
Wells Fargo & Company	(6,804)	(329,382)
		(1,120,995)
Beverages - (0.18)%
Brown-Forman Corporation, Class B	(405)	(22,198)
PepsiCo, Inc.	(1,110)	(141,869)
		(164,067)
Biotechnology - (0.10)%
Amgen, Inc.	(405)	(75,565)
Denali Therapeutics, Inc.	(802)	(17,123)
		(92,688)
Building Products - (0.08)%
Allegion plc (b)	(724)	(74,963)

Capital Markets - (0.53)%
The Bank New York Mellon Corporation	(1,208)	(56,679)
FactSet Research Systems, Inc.	(161)	(44,645)
The Goldman Sachs Group, Inc.	(567)	(124,814)
Interactive Brokers Group, Inc., Class A	(1,115)	(57,155)
Moody's Corporation	(324)	(69,446)
Northern Trust Corporation	(1,175)	(115,150)
T. Rowe Price Group, Inc.	(160)	(18,143)
		(486,032)
Chemicals - (0.23)%
Ecolab, Inc.	(40)	(8,069)
HB Fuller Company	(243)	(11,618)
Huntsman Corporation	(243)	(4,993)
International Flavors & Fragrances, Inc.	(815)	(117,352)
The Sherwin-Williams Company	(142)	(72,852)
		(214,884)
Commercial Services & Supplies - (0.13)%
Casella Waste Systems, Inc., Class A	(805)	(35,098)
Clean Harbors, Inc.	(1,153)	(89,715)
		(124,813)
Communications Equipment - (0.29)%
Arista Networks, Inc.	(138)	(37,736)
Ciena Corporation	(1,215)	(54,942)
Cisco Systems, Inc.	(1,300)	(72,020)
F5 Networks, Inc.	(362)	(53,113)
Juniper Networks, Inc.	(50)	(1,351)
Ubiquiti Networks, Inc.	(81)	(10,427)
ViaSat, Inc.	(492)	(40,142)
		(269,731)
Construction Materials - (0.01)%
Cemex SAB de CV - ADR (b)	(1,561)	(5,557)

Consumer Finance - (0.16)%
Discover Financial Services	(1,620)	(145,379)

Containers & Packaging - (0.18)%
Amcor plc (b)	(8,058)	(85,415)
Avery Dennison Corporation	(354)	(40,664)
Ball Corporation	(405)	(28,950)
Packaging Corporation of America	(121)	(12,217)
		(167,246)
Electric Utilities - (1.49)%
Avangrid, Inc.	(1,620)	(81,891)
Duke Energy Corporation	(4,331)	(375,584)
Hawaiian Electric Industries, Inc.	(2,659)	(119,123)
Iberdrola SA (b)	(800)	(7,590)
OGE Energy Corporation	(6,642)	(285,274)
Pinnacle West Capital Corporation	(644)	(58,746)
PNM Resources, Inc.	(1,680)	(83,446)
Portland General Electric Company	(1,053)	(57,757)
PPL Corporation	(2,166)	(64,178)
The Southern Company	(4,375)	(245,875)
		(1,379,464)
Electrical Equipment - (0.13)%
Eaton Corporation plc (b)	(607)	(49,889)
Rockwell Automation, Inc.	(275)	(44,215)
Sensata Technologies Holding plc (b)	(574)	(27,225)
		(121,329)
Electronic Equipment, Instruments & Components - (0.06)%
CDW Corporation	(243)	(28,713)
Tech Data Corporation	(243)	(24,625)
		(53,338)
Entertainment - (0.48)%
Netflix, Inc.	(405)	(130,811)
Spotify Technology SA (b)	(2,025)	(313,753)
		(444,564)
Food & Staples Retailing - (0.53)%
Casey's General Stores, Inc.	(962)	(155,757)
Costco Wholesale Corporation	(1,215)	(334,891)
		(490,648)
Food Products - (0.93)%
Archer-Daniels-Midland Company	(5,945)	(244,221)
Calavo Growers, Inc.	(371)	(32,811)
Campbell Soup Company	(2,029)	(83,879)
Conagra Brands, Inc.	(2,948)	(85,109)
The Hain Celestial Group, Inc.	(2,390)	(52,030)
Hormel Foods Corporation	(1,400)	(57,386)
The JM Smucker Company	(1,722)	(191,469)
McCormick & Company, Inc.	(616)	(97,661)
Tyson Foods, Inc., Class A	(203)	(16,138)
		(860,704)
Gas Utilities - (0.04)%
Spire, Inc.	(400)	(32,964)

Health Care Equipment & Supplies - (0.18)%
Baxter International, Inc.	(486)	(40,809)
Becton, Dickinson and Company	(243)	(61,430)
Medtronic plc (b)	(421)	(42,917)
STERIS plc (b)	(146)	(21,734)
		(166,890)
Health Care Providers & Services - (0.29)%
AmerisourceBergen Corporation	(243)	(21,178)
Cardinal Health, Inc.	(81)	(3,704)
Cigna Corporation	(162)	(27,527)
Guardant Health, Inc.	(73)	(6,861)
HCA Holdings, Inc.	(122)	(16,288)
Quest Diagnostics, Inc.	(405)	(41,342)
UnitedHealth Group, Inc.	(599)	(149,157)
		(266,057)
Hotels, Restaurants & Leisure - (0.59)%
Boyd Gaming Corporation	(1,701)	(45,059)
Choice Hotels International, Inc.	(1,507)	(129,316)
Darden Restaurants, Inc.	(640)	(77,798)
Hilton Worldwide Holdings, Inc.	(201)	(19,407)
Marriott International, Inc., Class A	(667)	(92,753)
MGM Resorts International	(1,601)	(48,062)
Penn National Gaming, Inc.	(486)	(9,487)
SeaWorld Entertainment, Inc.	(1,530)	(46,772)
Wynn Resorts Ltd.	(624)	(81,164)
		(549,818)
Household Durables - (0.04)%
Garmin Ltd. (b)	(49)	(3,851)
Leggett & Platt, Inc.	(292)	(11,671)
TRI Pointe Group, Inc.	(589)	(8,064)
Whirlpool Corporation	(80)	(11,638)
		(35,224)
Household Products - (0.13)%
Church & Dwight Company, Inc.	(501)	(37,795)
The Clorox Company	(518)	(84,227)
		(122,022)
Independent Power and Renewable Electricity Producers - (0.10)%
The AES Corporation	(4,292)	(72,062)
Uniper SE (b)	(589)	(18,147)
		(90,209)
Industrial Conglomerates - (0.14)%
3M Company	(362)	(63,248)
Roper Technologies, Inc.	(175)	(63,639)
		(126,887)
Insurance - (1.14)%
Arch Capital Group Ltd. (b)	(322)	(12,458)
Chubb Ltd. (b)	(2,025)	(309,501)
Erie Indemnity Company, Class A	(324)	(72,177)
Primerica, Inc.	(409)	(50,180)
Prudential Financial, Inc.	(1,215)	(123,092)
The Travelers Companies, Inc.	(1,373)	(201,309)
W.R. Berkley Corporation	(2,030)	(140,862)
Zurich Insurance Group AG (b)	(405)	(140,872)
		(1,050,451)
Interactive Media & Services - (0.06)%
Cargurus, Inc.	(182)	(6,783)
Pinterest, Inc.	(1,689)	(48,964)
		(55,747)
Internet & Direct Marketing Retail - (0.01)%
Shutterstock, Inc.	(296)	(11,358)

IT Services - (0.52)%
Accenture plc, Class A (b)	(1,691)	(325,653)
Automatic Data Processing, Inc.	(56)	(9,325)
Fiserv, Inc.	(567)	(59,779)
MongoDB, Inc.	(121)	(17,329)
Visa, Inc., Class A	(405)	(72,090)
		(484,176)
Life Sciences Tools & Services - (0.12)%
Thermo Fisher Scientific, Inc.	(400)	(111,072)

Machinery - (0.76)%
Caterpillar, Inc.	(644)	(84,795)
Cummins, Inc.	(273)	(44,772)
Fortive Corporation	(524)	(39,850)
IDEX Corporation	(259)	(43,569)
Illinois Tool Works, Inc.	(740)	(114,130)
Ingersoll-Rand plc (b)	(225)	(27,824)
Meritor, Inc.	(324)	(8,013)
The Middleby Corporation	(349)	(46,899)
PACCAR, Inc.	(1,467)	(102,895)
Parker-Hannifin Corporation	(446)	(78,086)
Stanley Black & Decker, Inc.	(217)	(32,027)
Terex Corporation	(745)	(22,685)
The Timken Company	(179)	(8,182)
Woodward, Inc.	(419)	(46,945)
		(700,672)
Marine - (0.02)%
Seaspan Corporation (b)	(1,750)	(17,763)

Media - (0.53)%
AMC Networks, Inc., Class A	(893)	(47,668)
Comcast Corporation, Class A	(3,220)	(139,007)
Discovery, Inc., Class A	(966)	(29,279)
DISH Network Corporation, Class A	(1,207)	(40,869)
Fox Corporation, Class A	(977)	(36,462)
iHeartMedia, Inc., Class A	(1,623)	(24,280)
National CineMedia, Inc.	(5,501)	(39,167)
The New York Times Company, Class A	(645)	(23,014)
Omnicom Group, Inc.	(1,398)	(112,148)
		(491,894)
Metals & Mining - (0.07)%
Rio Tinto plc - ADR (b)	(1,085)	(61,932)

Multi-Utilities - (1.18)%
Consolidated Edison, Inc.	(2,800)	(237,888)
DTE Energy Company	(483)	(61,394)
E.ON SE (b)	(483)	(4,810)
Public Service Enterprise Group, Inc.	(4,212)	(240,716)
Sempra Energy	(729)	(98,729)
WEC Energy Group, Inc.	(5,224)	(446,443)
		(1,089,980)
Oil, Gas & Consumable Fuels - (1.66)%
Anadarko Petroleum Corporation	(843)	(62,095)
Antero Resources Corporation	(14,165)	(65,301)
Apache Corporation	(1,610)	(39,316)
Arch Coal, Inc., Class A	(245)	(21,844)
Berry Petroleum Corporation	(1,620)	(15,876)
Cabot Oil & Gas Corporation	(2,238)	(42,880)
Canadian Natural Resources Ltd. (b)	(230)	(5,814)
Chevron Corporation	(492)	(60,570)
Cimarex Energy Company	(1,078)	(54,622)
CNX Resources Corp.	(8,359)	(68,711)
Concho Resources, Inc.	(676)	(66,032)
Continental Resources, Inc.	(577)	(21,447)
DCP Midstream LP	(660)	(19,496)
Devon Energy Corporation	(5,891)	(159,057)
Enbridge, Inc. (b)	(1,072)	(35,794)
EQT Corporation	(3,388)	(51,193)
Euronav NV (b)	(778)	(6,551)
Exxon Mobil Corporation	(2,640)	(196,310)
Kinder Morgan, Inc.	(2,214)	(45,653)
Marathon Petroleum Corporation	(1,072)	(60,450)
Murphy Oil Corporation	(495)	(11,900)
Noble Energy, Inc.	(2,625)	(57,960)
NuStar Energy LP	(614)	(17,806)
ONEOK, Inc.	(1,487)	(104,209)
Phillips 66	(328)	(33,640)
Range Resources Corporation	(6,067)	(34,521)
Royal Dutch Shell plc - ADR (b)	(419)	(26,351)
Scorpio Tankers, Inc. (b)	(193)	(5,059)
Suncor Energy, Inc. (b)	(476)	(13,661)
Targa Resources Corporation	(2,722)	(105,913)
World Fuel Services Corporation	(563)	(21,980)
		(1,532,012)
Personal Products - (0.02)%
The Estee Lauder Companies, Inc., Class A	(121)	(22,287)

Pharmaceuticals - (0.12)%
Eli Lilly & Company	(322)	(35,082)
Johnson & Johnson	(162)	(21,096)
Pacira BioSciences, Inc.	(81)	(3,555)
Pfizer, Inc.	(648)	(25,168)
Roche Holding AG - ADR (b)	(648)	(21,740)
		(106,641)
Real Estate Investment Trusts (REITs) - (16.72)%
Alexandria Real Estate Equities, Inc.	(486)	(71,131)
American Finance Trust, Inc.	(13,482)	(157,874)
American Homes 4 Rent, Class A	(21,121)	(511,339)
Apartment Investment & Management Company, Class A	(1,012)	(50,134)
Brandywine Realty Trust	(36,249)	(534,673)
Brixmor Property Group, Inc.	(50,459)	(957,712)
Camden Property Trust	(6,076)	(630,142)
CareTrust REIT, Inc.	(20,476)	(475,657)
CubeSmart	(8,193)	(278,152)
EPR Properties	(5,353)	(398,424)
First Industrial Realty Trust, Inc.	(14,829)	(566,319)
Franklin Street Properities Corporation	(7,461)	(60,136)
Gaming and Leisure Properties, Inc.	(13,315)	(502,109)
Healthcare Realty Trust, Inc.	(18,825)	(602,023)
Highwoods Properties, Inc.	(12,112)	(549,037)
Host Hotels & Resorts, Inc.	(470)	(8,173)
Kimco Realty Corporation	(65,610)	(1,260,368)
Kite Realty Group Trust	(4,379)	(69,670)
Lamar Advertising Company, Class A	(725)	(58,667)
Lexington Realty Trust	(57,014)	(562,728)
MGM Growth Properties LLC, Class A	(8,734)	(260,797)
Mid-America Apartment Communities, Inc.	(4,458)	(525,331)
National Retail Properties, Inc.	(4,878)	(254,827)
Omega Healthcare Investors, Inc.	(16,929)	(614,523)
Paramount Group, Inc.	(13,653)	(188,821)
Pebblebrook Hotel Trust	(2,835)	(79,352)
Physicians Realty Trust	(22,722)	(391,046)
Piedmont Office Realty Trust, Inc., Class A	(30,305)	(630,647)
Prologis, Inc.	(8,343)	(672,529)
Realty Income Corporation	(3,195)	(221,126)
Regency Centers Corporation	(9,480)	(632,316)
STORE Capital Corporation	(23,403)	(800,617)
Sun Communities, Inc.	(2,185)	(290,190)
Tanger Factory Outlet Centers, Inc.	(17,168)	(272,628)
Terreno Realty Corporation	(4,958)	(242,248)
VEREIT, Inc.	(40,390)	(368,357)
Vornado Realty Trust	(7,695)	(494,942)
Welltower, Inc.	(2,430)	(201,982)
		(15,446,747)
Road & Rail - (1.35)%
ArcBest Corporation	(296)	(8,859)
Canadian Pacific Railway Ltd. (b)	(2,251)	(537,066)
CSX Corporation	(371)	(26,119)
J.B. Hunt Transport Services, Inc.	(1,506)	(154,169)
Kansas City Southern	(81)	(10,023)
Landstar System, Inc.	(563)	(62,645)
Old Dominion Freight Line, Inc.	(648)	(108,203)
Saia, Inc.	(1,805)	(137,722)
Werner Enterprises, Inc.	(6,167)	(204,436)
		(1,249,242)
Semiconductors & Semiconductor Equipment - (0.56)%
Cirrus Logic, Inc.	(486)	(23,838)
Dialog Semiconductor plc (b)	(2,576)	(115,309)
Intel Corporation	(1,859)	(93,973)
Lam Research Corporation	(243)	(50,692)
Microchip Technology, Inc.	(821)	(77,519)
Qorvo, Inc.	(805)	(58,998)
Semtech Corporation	(805)	(42,560)
Skyworks Solutions, Inc.	(656)	(55,944)
		(518,833)
Software - (1.11)%
Appian Corporation	(1,610)	(63,257)
Blackline, Inc.	(1,143)	(50,978)
Ceridian HCM Holding, Inc.	(2,143)	(114,243)
Check Point Software Technologies Ltd. (b)	(737)	(82,507)
DocuSign, Inc.	(646)	(33,411)
Domo, Inc., Class B	(1,200)	(33,288)
FireEye, Inc.	(9,720)	(145,800)
ForeScout Technologies, Inc.	(161)	(6,015)
HubSpot, Inc.	(161)	(28,774)
LogMeIn, Inc.	(161)	(12,231)
New Relic, Inc.	(284)	(26,460)
Nutanix, Inc., Class A	(1,168)	(26,514)
Oracle Corporation	(2,412)	(135,796)
Paycom Software, Inc.	(40)	(9,630)
PTC, Inc.	(161)	(10,913)
SailPoint Technologies Holdings, Inc.	(405)	(8,562)
SolarWinds Corporation	(4,481)	(80,299)
Splunk, Inc.	(56)	(7,577)
Varonis Systems, Inc.	(972)	(69,897)
Zscaler, Inc.	(934)	(78,708)
		(1,024,860)
Specialty Retail - (0.18)%
The Home Depot, Inc.	(384)	(82,057)
Lowe's Companies, Inc.	(230)	(23,322)
Murphy USA, Inc.	(168)	(14,844)
Tiffany & Company	(451)	(42,358)
		(162,581)
Technology Hardware, Storage & Peripherals - (0.28)%
Apple, Inc.	(400)	(85,216)
Hewlett Packard Enterprise Company	(4,830)	(69,407)
NetApp, Inc.	(1,533)	(89,665)
Stratasys Ltd. (b)	(405)	(11,296)
		(255,584)
Thrifts & Mortgage Finance - (0.18)%
Radian Group, Inc.	(7,211)	(164,411)

Trading Companies & Distributors - (0.17)%
Fastenal Company	(3,363)	(103,580)
MSC Industrial Direct Company, Inc., Class A	(184)	(13,073)
Triton International Limited (b)	(487)	(16,110)
WESCO International, Inc.	(440)	(22,326)
		(155,089)
Water Utilities - (0.13)%
American States Water Company	(302)	(23,396)
American Water Works Company, Inc.	(808)	(92,742)
		(116,138)
Wireless Telecommunication Services - (0.01)%
T-Mobile U.S., Inc.	(161)	(12,837)

Total Short Common Stocks
Proceeds $(33,433,133)		(33,540,767)

SHORT EXCHANGE TRADED FUNDS - (6.85)%
Communication Services Select Sector SPDR Fund	(2,880)	(146,246)
Consumer Staples Select Sector SPDR Fund	(4,106)	(244,020)
Energy Select Sector SPDR Fund	(2,768)	(173,554)
ETFMG Prime Cyber Security ETF	(805)	(32,450)
Financial Select Sector SPDR Fund	(7,533)	(212,807)
Health Care Select Sector SPDR Fund	(2,025)	(184,559)
Industrial Select Sector SPDR Fund	(972)	(75,641)
Invesco QQQ Trust Series 1	(4,415)	(843,707)
iShares 20+ Year Treasury Bond ETF	(162)	(21,528)
iShares MSCI Canada ETF	(5,635)	(159,978)
iShares Nasdaq Biotechnology ETF	(486)	(51,351)
iShares Expanded Tech-Software Sector ETF	(1,046)	(232,170)
iShares Russell 2000 ETF	(2,539)	(397,506)
iShares Transportation Average ETF	(1,850)	(356,347)
iShares U.S. Real Estate ETF	(856)	(76,518)
iShares U.S. Aerospace & Defense ETF	(248)	(53,389)
iShares U.S. Technology ETF	(1,610)	(333,173)
JPMorgan Alerian MLP Index ETN	(322)	(8,040)
Materials Select Sector SPDR Fund	(2,818)	(164,402)
SPDR S&P 500 ETF Trust	(2,143)	(637,392)
SPDR S&P Biotech ETF	(1,296)	(111,041)
SPDR S&P Metals & Mining ETF	(1,742)	(48,724)
SPDR S&P Oil & Gas Equipment & Services ETF	(9,720)	(89,716)
SPDR S&P Semiconductor ETF	(1,932)	(177,164)
Technology Select Sector SPDR Fund	(1,377)	(111,220)
United States Oil Fund LP	(4,024)	(48,449)
Utilities Select Sector SPDR Fund	(243)	(14,471)
VanEck Vectors Oil Services ETF	(15,127)	(218,131)
VanEck Vectors Semiconductor ETF	(1,610)	(188,515)
Vanguard Real Estate ETF	(9,686)	(860,989)
WisdomTree Europe Hedged Equity Fund	(851)	(56,370)
Total Short Exchange Traded Funds		(6,329,568)
Proceeds $(6,239,565)

SHORT PREFERRED STOCKS - (0.06)%
Henkel AG & Company KGaA (b)
Total Short Preferred Stocks
Proceeds $(55,472)	(568)	(58,569)

Total Securities Sold Short
Proceeds $(39,728,170) - (43.22)%		(39,928,904)
Total Investments
(Cost $47,929,255) - 53.12%		49,072,077
Other Assets In Excess Of Liabilities - 46.88% (g)		43,304,652
Net Assets - 100.00%		$92,376,729

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services ("Fund Services").

(a)	Non-income producing security.
(b)	Foreign security.
(c)	Level 3 security.
(d)	100 shares per contract.
(e)	The rate quoted is the annualized seven-day effective yield as of July 31, 2019.
(f)	Securities sold short are not owned by the Fund and cannot produce income.
(g)	All or a portion of the assets have been committed as collateral for open securities sold short, written option contracts, swap contracts, and futures contracts. The total value of assets committed as collateral as of July 31, 2019, is $86,061,692.
(h)	Held in connection with a written option, see Schedule of Written Options for more details.

ADR	- American Depository Receipt
ETF	- Exchange Traded Fund
ETN	- Exchange Traded Note
plc	- Public Limited Company
Reg	-Registered

The following is a summary of the Fund’s pricing procedures. It is intended to be a general discussion and may not necessarily reflect all the pricing procedures followed by the Fund. Equitysecurities, including common stocks, preferred stocks, and real estate investment trusts (“REITS”) that are traded on a national securities exchange, except those listed on the Nasdaq GlobalMarket®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively “Nasdaq”), are valued at the last reported sale price on that exchange on which the security isprincipally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange traded or Nasdaq security does not trade, thenthe mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter(“OTC”) market. If a non-exchanged traded equity security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. To the extent thesesecurities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Fixed income securities, including short-term debt instruments having a maturity less than 60 days, are valued at the evaluated mean price supplied by an approved independent third-party pricing service (“Pricing Service”). These securities are categorized in Level 2 of the fair value hierarchy.

In the case of foreign securities, the occurrence of events after the close of foreign markets, but prior to the time the Fund’s net asset value (“NAV”) is calculated will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. The Fund will value foreign securities at fair value, taking into account such events in calculating the NAV. In such cases, use of fair valuation can reduce an investor’s ability to seek profit by estimating the Fund’s NAV in advance of the time the NAV is calculated. These securities are categorized in Level 2 of the fair value hierarchy.

Exchange traded funds and closed-end funds are valued at the last reported sale price on the exchange on which the security is principally traded. If, on a particular day, an exchange traded fund does not trade, then the mean between the most recent quoted bid and asked prices will be used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (including money market funds), other than exchange traded funds, are valued at their reported NAV per share. To the extent these securities are valued at their NAV per share, they are categorized in Level 1 of the fair value hierarchy.

Forward currency contracts maturing in two or fewer days are valued at the spot rate. Forward currency contracts maturing in three days or more days are valued at the midpoint prices calculated by U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or the “Administrator”) using an “interpolation” methodology that incorporates foreign-exchange prices obtained from an approved pricing service for standard forward-settlement periods, such as one month, three months, six months and one year. These securities are categorized in Level 2 of the fair value hierarchy.

Exchange traded options and Flexible Exchange® options (“FLEX options”) are valued at the composite mean price, which calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is principally traded. If the composite mean price is not available, models such as Black-Scholes can be used to value the options. On the last trading day prior to expiration, expiring options may be priced at intrinsic value. These securities are categorized in Level 2 of the fair value hierarchy.

Future contracts are valued at the settlement price on the exchange on which they are principally traded. The settlement price is the average of the prices at which a future contract trades immediately before the close of trading for the day. Equity swap contract prices are determined by using the same methods used to price the underlying security. These securities are categorized in Level 2 of the fair value hierarchy.

All other assets of the Fund are valued in such a manner as the Valuation Committee under the supervision of the Board of Trustees (the “Board”), in good faith, deems appropriate to reflectits fair value.

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, adiscussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yieldcurves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund’s securities by level within the fair value hierarchy as of July 31, 2019:

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Assets
Long Common Stocks(1)	$42,872,959	$783,736	$865	$43,657,560
Long Convertible Preferred Stock	129,575	-	-	129,575
Long Exchange Traded Funds	42,158,895	-	-	42,158,895
Long Warrants	-	-	-	-
Money Market Fund	2,844,859	-	-	2,844,859
Purchased Call Options	4,296	73,423	-	77,719
Purchased Put Options	24,741	107,632	-	132,373
Forward Currency Contracts	-	50	-	50
Future Contracts(2)	-	61,017	-	61,017
	$88,035,325	$1,025,858	$865	$89,062,048

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Liabilities
Common Stocks Sold Short(1)	$(33,254,039)	$(286,728)	$-	$(33,540,767)
Preferred Stock Sold Short	-	(58,569)	-	(58,569)
Exchange Traded Funds Sold Short	(6,329,568)	-	-	(6,329,568)
Written Call Options	(1,512)	(5,192)	-	(6,704)
Written Put Options	(2,560)	(18,504)	-	(21,064)
Swap Contracts(2)	-	(81,766)	-	(81,766)
	$(39,587,679)	$(450,759)	$-	$(40,038,438)
(1) Please refer to the Schedule of Investments to view long and short common stocks/corporate bonds segregated by industry type.
(2) Swap contracts and future contracts are valued at the net unrealized appreciation (depreciation) on the instrument as presented on the Schedules of Swap and Open Futures contracts.

For the period ended July 31, 2019, there was one transfer to Level 3 securities.

Level 3 Reconciliation Disclosure
The following is a reconcilation of Level 3 assets for which significant unobservable inputs were used to determine fair value

Description	Common Stock	Warrants
Balance as of October 31, 2018	$865	$-
Purchases on Investments	-	34
(Sales) of Investments	-	-
Realized (Gain) Loss	-	-
Transfers Into Level 3	-	-
Change in Unrealized Appreciation (Depreciation)	-	(34)
Balance as of July 31, 2019	$865	$-

Significant unobservable valuation inputs monitored by the Valuation Committee under the supervision of the Board of Trustees for material Level 3 investments as of July 31, 2019 are as follows:

Description	Fair Value at July 31, 2019	Valuation Technique	Unobservable Input	Expected Distribution	Distribution Amount	Range/Weighted Average Unobservable Input
Common Stock	$865	Expected Final Distribution	Final Distribution	$865	$0.4067	$0.40 - 0.42

Warrants	-	Expected Final Disctribution	Final Disribution	-	-	-

Weiss Alternative Balanced Risk Fund
SCHEDULE OF WRITTEN OPTIONS (Unaudited)
July 31, 2019

	Contracts (a)	Notional Amount	Value

WRITTEN CALL OPTIONS
Ball Corporation
Expiration: August 2019, Exercise Price: $70.00	(3)	$(21,444)	$(795)
Edison International
Expiration: August 2019, Exercise Price: $75.00	(8)	(59,632)	(1,288)
FedEx Corporation
Expiration: August 2019, Exercise Price: $182.50	(5)	(85,265)	(370)
NextEra Energy, Inc.
Expiration: August 2019, Exercise Price: $210.00	(8)	(165,736)	(1,320)
Packaging Corporation of America
Expiration: August 2019, Exercise Price: $105.00	(2)	(20,194)	(125)
Plains All American Pipeline LP
Expiration: August 2019, Exercise Price: $25.00	(32)	(76,096)	(560)
ServiceNow, Inc.
Expiration: August 2019, Exercise Price: $295.00	(2)	(55,478)	(285)
SPDR S&P Oil & Gas Exploration & Production ETF
Expiration: August 2019, Exercise Price: $27.50	(32)	(80,160)	(224)
SS&C Technologies Holdings, Inc.
Expiration: August 2019, Exercise Price: $60.00	(21)	(100,695)	(52)
STAAR Surgical Company
Expiration: August 2019, Exercise Price: $34.00	(1)	(2,931)	(58)
WageWorks, Inc.
Expiration: November 2019, Exercise Price: $55.00	(2)	(10,234)	(10)
The Williams Companies. Inc.
Expiration: August 2019, Exercise Price: $25.00	(33)	(81,312)	(1,617)
			(6,704)

WRITTEN PUT OPTIONS
Apple, Inc.
Expiration: August 2019, Exercise Price: $210.00	(2)	(42,608)	(620)
Bloom Energy Corporation
Expiration: August 2019, Exercise Price: $11.00	(8)	(8,360)	(840)
The Boeing Company
Expiration: September 2019, Exercise Price: $300.00	(8)	(272,944)	(1,772)
Consolidated Edison, Inc.
Expiration: August 2019, Exercise Price: $85.00	(8)	(67,968)	(580)
Consumer Staples Select Sector SPDR Fund
Expiration: August 2019, Exercise Price: $56.50	(49)	(291,207)	(2,769)
DexCom, Inc.
Expiration: August 2019, Exercise Price: $140.00	(1)	(15,687)	(227)
Expiration: September 2019, Exercise Price: $115.00	(1)	(15,687)	(140)
Dominion Energy, Inc.
Expiration: August 2019, Exercise Price: $72.50	(4)	(29,716)	(208)
Hilton Worldwide Holdings, Inc.
Expiration: August 2019, Exercise Price: $85.00	(5)	(48,275)	(37)
Invesco QQQ Trust Series 1
Expiration: August 2019, Exercise Price: $180.00	(4)	(76,440)	(14)
iShares U.S. Real Estate ETF
Expiration: August 2019, Exercise Price: $83.00	(12)	(107,268)	(120)
Expiration: August 2019, Exercise Price: $84.00	(7	(62,573)	(91)
Kinder Morgan, Inc.
Expiration: August 2019, Exercise Price: $21.00	(49)	(101,038)	(2,646)
Marriott International, Inc.
Expiration: October 2019, Exercise Price: $115.00	(5)	(69,530)	(463)
NextEra Energy, Inc.
Expiration: August 2019, Exercise Price: $200.00	(8)	(165,736)	(580)
ONEOK, Inc.
Expiration: August 2019, Exercise Price: $71.00	(16)	(112,128)	(3,680)
Pinnacle West Capital Corporation
Expiration: August 2019, Exercise Price: $90.00	(8)	(72,976)	(740)
The Progressive Corporation
Expiration: August 2019, Exercise Price: $80.00	(5)	(40,490)	(450)
Sempra Energy
Expiration: August 2019, Exercise Price: $135.00	(8)	(108,344)	(1,500)
STAAR Surgical Company
Expiration: August 2019, Exercise Price: $27.00	(1)	(2,931)	(115)
WEC Energy Group, Inc.
Expiration: August 2019, Exercise Price: $85.00	(8)	(68,368)	(1,120)
Whiting Petroleum Corporation
Expiration: August 2019, Exercise Price: $16.00	(49)	(86,632)	(2,352)
			(21,064)
Total Written Options
(Premiums received $33,074)			(27,768)

(a)	100 shares per contract.
ETF	- Exchange Traded Fund

Weiss Alternative Balanced Risk Fund
SCHEDULE OF SWAP CONTRACTS (Unaudited)
July 31, 2019

Counterparty	Security	Maturity Date	Pay/Receive Total Return on Financing Rate	Financing Rate	Payment Frequency	Number of Shares/Units	Notional Amount	Unrealized Appreciation (Depreciation)*
LONG EQUITY SWAP CONTRACTS
Morgan Stanley	AXA SA	11/27/2020	Pay	0.600% + 1 Day EONIA(3)	Monthly	13,770	$346,843	$(17,338)
Morgan Stanley	Danone SA	4/23/2021	Pay	0.600% + 1 Day EONIA(3)	Monthly	193	16,740	357
Morgan Stanley	easyJet plc	7/15/2021	Pay	0.600% + 1 Day SONIA(1)	Monthly	1,200	14,063	(928)
Morgan Stanley	EDF	6/29/2020	Pay	0.600% + 1 Day EONIA(3)	Monthly	274	3,392	(817)
Morgan Stanley	High Beta Cyclicals	3/18/2021	Pay	0.500% + FED(2)	Monthly	1,118	49,329	484
Morgan Stanley	The Morgan Stanley U.S. Value Long Basket	7/15/2021	Pay	0.500%	Monthly	161	18,790	(33)
Morgan Stanley	The Morgan Stanley U.S. Cyclicals vs. Defensives	7/15/2021	Pay	0.850%	Monthly	1,162	88,579	(404)
Morgan Stanley	Severn Trent plc	7/26/2021	Pay	0.600% + 1 Day SONIA(1)	Monthly	402	9,831	(385)
Morgan Stanley	WPP plc	6/7/2021	Pay	0.600% + 1 Day SONIA(1)	Monthly	2,860	33,689	(1,612)
SHORT EQUITY SWAP CONTRACTS
Morgan Stanley	BBB Downgrade Basket	7/20/2020	Receive	(0.400)% + FED(2)	Monthly	(2,430)	(235,996)	(6,762)
Morgan Stanley	Cineworld Group plc	7/8/2021	Receive	(0.500)% + 1 Day SONIA(1)	Monthly	(13,176)	(40,901)	1,291
Morgan Stanley	HSBC Holdings plc	5/7/2021	Receive	(0.500)% + 1 Day SONIA(1)	Monthly	(32,200)	(257,874)	8,216
Morgan Stanley	Infotech Basket	6/25/2020	Receive	(0.450)% + FED(2)	Monthly	(5,292)	(633,966)	(57,011)
Morgan Stanley	Software Basket	6/25/2020	Receive	(0.400)% + FED(2)	Monthly	(1,377)	(144,768)	(5,273)
Morgan Stanley	Pernod Ricard SA	4/23/2021	Receive	(0.500)% + 1 Day EONIA(3)	Monthly	(91)	(15,969)	656
Morgan Stanley	Royal Bank of Scotland Group	5/7/2021	Receive	(0.500)% + 1 Day SONIA(1)	Monthly	(23,646)	(62,297)	5,080
Morgan Stanley	The Morgan Stanley U.S. Growth Long Basket	3/30/2020	Receive	(0.700)% + FED(2)	Monthly	(3,812)	(542,014)	(3,614)
Morgan Stanley	The Morgan Stanley U.S. Momentum Long Basket	3/30/2020	Receive	(0.400)% + FED(2)	Monthly	(1,027)	(148,321)	(3,673)
								$(81,766)

(1) Sterling OverNight Index Average
(2) Federal Funds Rate
(3) Euro OverNight Index Average

plc - Public Limited Company
* Based on the net swap value held at each counterparty, unrealized appreciation (depreciation) is a receivable (payable).

Weiss Alternative Balanced Risk Fund
Schedule of Open Forward Currency Contracts (Unaudited)
July 31, 2019

As of July 31, 2019, the Fund had the following currency contracts outstanding:

Counterparty of Contract	Settlelment Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)*
Morgan Stanley	8/2/2019	USD	16,222	CHF	(16,172)	$50
						$50

Currencies:
CHF - Swiss Franc
USD - U.S. Dollar

* Based on the net forward value held at each counterparty, net unrealized appreciation (depreciation) is a receivable (payable).

Weiss Alternative Balanced Risk Fund
SCHEDULE OF OPEN FUTURES CONTACTS (Unaudited)
July 31, 2019

Expiration Date	Issue	Number of Contracts Purchased	Notional Amount	Value	Unrealized Appreciation (Depreciation)*
LONG FUTURES CONTRACTS
8/21/2019	CBOE Volatility Index	3	$48,220	$3,000	$3,468
9/19/2019	CBT 10-Year U.S. Treasury Bond	140	14,399,689	10,937	267,495
9/19/2019	CBT Long Term U.S. Treasury Bond	11	1,447,270	10,656	50,486
9/19/2019	CMT Ultra Long Term U.S. Treasury Bond	87	9,486,580	157,688	538,155
9/18/2019	Coffee "C"	1	37,369	56	(397)
9/26/2019	Copper	1	66,650	(313)	(377)
3/13/2020	Corn	13	273,325	(6,825)	(22,024)
5/14/2020	Corn	12	255,600	(5,700)	(16,963)
9/13/2019	Corn	2	40,025	(2,299)	(2,881)
12/13/2019	Corn	1	20,500	(550)	(1,147)
9/20/2019	E-Mini S&P 500	37	5,517,255	(55,500)	162,005
9/20/2019	E-Mini S&P MidCap 400	28	5,510,680	(59,640)	179,858
2/28/2020	Gasoline	4	276,158	2,184	1,683
12/27/2019	Gold 100 Oz	4	575,120	(1,600)	9,520
8/20/2019	LME Aluminum	11	489,959	(1,257)	(930)
10/25/2019	LME Aluminum	2	89,864	(219)	(293)
8/1/2019	LME Copper	1	148,125	–	(5,518)
10/9/2019	LME Copper	1	148,197	(546)	2,637
10/23/2019	LME Copper	1	148,117	(546)	(1,863)
8/28/2019	LME Nickel	1	86,921	792	16,973
10/2/2019	LME Nickel	2	174,264	1,584	21,579
10/10/2019	LME Nickel	2	174,202	1,574	3,948
10/16/2019	LME Nickel	1	87,042	774	1,941
10/18/2019	LME Nickel	2	174,047	1,554	3,977
9/10/2019	LME Zinc	3	183,628	(1,087)	478
9/26/2019	Natural Gas	2	45,000	1,800	1,775
10/29/2019	Platinum	4	175,780	1,260	11,815
11/14/2019	Soybean	12	528,900	(9,150)	(8,462)
12/13/2019	Soybean Oil	2	33,876	(720)	(462)
9/30/2019	Sugar No. 11	9	123,077	605	(3,262)
3/13/2020	Wheat	15	378,188	(6,249)	(14,155)
12/13/2019	Wheat	3	73,988	(1,463)	(8,946)
12/19/2019	WTI Crude	2	116,640	1,000	(1,365)
8/20/2019	WTI Crude	9	527,220	4,770	6,676
9/20/2019	WTI Crude	6	351,780	3,120	(11,405)
				$49,690	$1,184,019
SHORT FUTURES CONTRACTS
12/13/2019	Corn	(26)	$(533,000)	$14,300	$46,999
11/29/2019	Gasoline	(6)	(413,204)	(3,704)	(24,018)
8/1/2019	LME Copper	(1)	(148,125)	–	1,453
10/10/2019	LME Nickel	(2)	(174,202)	(1,574)	(18,688)
10/16/2019	LME Nickel	(1)	(87,042)	(774)	(3,372)
10/18/2019	LME Nickel	(2)	(174,047)	(1,554)	4,207
10/24/2019	LME Nickel	(2)	(173,973)	(1,566)	(999)
9/26/2019	Palladium	(1)	(152,440)	(1,530)	(9,313)
12/13/2019	Wheat	(18)	(443,925)	8,769	17,325
9/20/2019	WTI Crude	(2)	(117,260)	(1,040)	2,604
				$11,327	$16,198
* Net unrealized appreciation (depreciation) is a receivable (payable).

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Series Portfolios Trust

By (Signature and Title)  /s/Ryan L Roell
Ryan L. Roell, President

Date  09/05/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/Ryan L Roell
Ryan L. Roell, President

Date  09/05/2019

By (Signature and Title)*  /s/Cullen O. Small
Cullen O. Small, Treasurer

Date  09/05/2019

* Print the name and title of each signing officer under his or her signature.